RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - EBP, Reconciliation of Changes in Net Assets to Form 5500 (Details) - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets available for plan benefits per the financial statements	$ 160,107,206
Changes in deemed distributions	46,553
Net income per the Form 5500	$ 160,153,759